Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 10,513
2018
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	10,513
2018 | Equipment And Development | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	6,100
2018 | Mobile Equipment | Masbate
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,600
2018 | Mobile Equipment | Otjikoto
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 1,800